Expense Example - FidelityFund-RetailPRO - FidelityFund-RetailPRO - Fidelity Fund - Fidelity Fund	Aug. 29, 2023 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579